Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions between related parties
Schedule of transactions with associates
	2017	2016
	£000	£000
Loans and advances to customers	3,942	4,127
Customer accounts	23,619	17,045

Associate
Transactions between related parties
Schedule of transactions with associates
	2017	2016
	£m	£m
Loans and advances	130	150
Customer deposits	111	64

Total income	28	30
Operating expenses	23	8